Consolidated Statements of Cash Flows		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Operating activities
Net loss	$ (156,387)	$ (6,830,973)	$ (872,321)	$ (2,663,554)	$ (981,035)
Adjustments to reconcile net loss to net cash operating activities:
Depreciation		9,904	1,265	6,429	450
Amortization of intangible assets		511,681	65,342
Amortization of right-of-use asset		248,620	31,749	131,159	43,720
Non cash lease expense				150,640	353,128
Loss on disposal on property and equipment		16,923	2,161
Allowance for doubtful account				313,362
Changes in operating assets and liabilities:
Accounts receivable	(32,828)	(210,327)	(26,859)	69,138	(76,924)
Rental deposit				(119,548)
Accrued expenses and other liabilities	(452,715)	11,456,057	1,462,949	409,762	139,031
Advance from customers		517,433	66,076	165,000	160,000
Lease liability				(188,717)	(426,513)
Deferred revenue	365,328	(1,406,279)	(179,583)	4,666,012	517,315
Income taxes payable		233,259	29,787
Deferred cost of revenue		(249,399)	(31,848)	(1,377,776)	(261,000)
Cash provided by (used in) operating activities	(276,602)	4,296,899	548,718	1,561,907	(531,828)
Investing activities
Advance to a related party					(809,170)
Purchase of property and equipment		(48,432)	(6,185)	(25,455)	(14,935)
Repayment from a related party				404,182
Payment to acquire right of use assets-finance lease					(77,133)
Net cash used to acquire subsidiaries in business combinations		(10,000,000)	(1,277,008)
Cash provided by (used in) investing activities		(10,048,432)	(1,283,193)	378,727	(901,238)
Financing activities
Proceeds from issue of shares		10,000,100	1,273,914
Capital reserves from shareholders		16,364,143	2,084,633
Repayment to bank loans		(676,972)	(86,450)	(431,746)	(38,679)
Proceeds from bank loans					2,304,000
Deferred offering costs		(18,758,367)	(2,395,459)
Advanced to related parties		(1,749,007)	(223,350)	(38,000)
Borrowings from a related party					492,700
Borrowings to shareholders		(100)	(13)
Repayment from a director	(18,966)	1,806,585	230,702
Principal payment for obligation under finance leases		(111,744)	(14,270)	(106,869)	(34,578)
Cash (used in) provided by financing activities	(18,966)	6,874,638	869,707	(576,615)	2,723,443
Net increase (decreased) in cash	(295,568)	1,123,105	135,232	1,364,019	1,290,377
Unrealised exchange difference separately from cash flows from financing activities			8,190
Cash as of beginning of the year/ period	2,801,810	2,506,242	320,049	1,437,791	147,414
Cash as of the end of the year/ period	2,506,242	3,629,347	463,471	2,801,810	1,437,791
Supplementary Cash Flows Information
Cash paid for interest		74,587	9,525	105,854	55,189
Cash paid for taxes		19,149	2,445	73,323	24,554
Non-cash transaction
Lease liabilities arising from obtaining right-of-use assets					513,082
Provision for income tax		270,466	34,539
Operating cash payments for operating leases		460,800	58,844	190,000	438,000
Operating cash payments for finance leases		14,316	1,828	19,191	84,578
Financing cash payments for finance leases		$ 111,744	$ 14,270	$ 106,869	$ 34,578